Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 40,770	$ 33,778
Accumulated depreciation	(24,599)	(20,061)
Total property and equipment, net	16,171	13,717
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26,001	22,334
Office Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,915	9,071
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,790	2,298
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 64	$ 75